Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
	2025	2024
	(Successor)	(Successor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Total cost	2,554,591	2,554,591
Less: accumulated depreciation	(2,241,139)	(2,026,070)
Property and equipment, net	$313,452	$528,521

Successor depreciation expense for the three months ended September 30, 2025 and 2024 was $69,354 and $113,855, and for the nine months ended September 30, 2025 and for period from February 14, 2024 through September 30, 2024 Successor depreciation expense was $215,069 and $304,446, respectively. Predecessor depreciation expense for the period January 1, 2024 through February 13, 2024 was $37,356.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Laboratory equipment	$2,507,839	$2,507,839
Computers	38,323	38,323
Furniture	8,429	8,429
Total cost	2,554,591	2,554,591
Less: accumulated depreciation	(2,026,070)	(1,587,889)
Property and equipment, net	$528,521	$966,702

Depreciation expense for the period from February 14, 2024 through December 31, 2024 for Successor was $400,825. Predecessor depreciation expense for the period January 1, 2024 through February 13, 2024 and for the year ended December 31, 2023 was $37,356 and $460,722, respectively.